Events After the Reporting Date	12 Months Ended
Dec. 31, 2018
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Events After the Reporting Date
36.	EVENTS AFTER THE REPORTING DATE
Final dividend On 15 February 2019, Gold Fields declared a final dividend of 20 SA cents per share.